Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIREXION SHARES ETF TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2022
Direxion Daily Rare Earth_Strategic Metals Bull 2X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Daily Rare Earth/Strategic Metals Bull 2X Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the Fund's current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Estimated for the Fund's current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example -
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.The Fund, under normal circumstances, invests at least 80% of its net assets (plus borrowing for investment purposes) in financial instruments, such as swap agreements, securities of the Index, and exchange-traded funds ("ETFs") that track the Index and other financial instruments that provide daily leveraged exposure to the Index or to ETFs that track the Index. The financial instruments in which the Fund most commonly invests are swap agreements and futures contracts which are intended to produce economically leveraged investment results.The Fund may invest in the securities of the Index, a representative sample of the securities in the Index that has aggregate characteristics similar to those of the Index, an ETF that tracks the Index or a substantially similar index, and may utilize derivatives, such as swaps or futures on the Index or on an ETF that tracks the same Index or a substantially similar index, that provide leveraged exposure to the above.The Fund seeks to remain fully invested at all times, consistent with its stated investment objective, but may not always have investment exposure to all of the securities in the Index, or its weighting of investment exposure to securities or industries may be different from that of the Index. In addition, the Fund may invest directly or indirectly in securities not included in the Index.The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the securities in the Index. At the close of the markets each trading day, Rafferty rebalances the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold ETFs and money market funds, deposit accounts with institutions with high quality credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases over a period longer than a single day.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. In addition, the Fund presents risks not traditionally associated with other mutual funds and ETFs. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.Effects of Compounding and Market Volatility Risk - The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of the Index’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Index during shareholder’s holding period of an investment in the Fund.The chart below provides examples of how Index volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors – Index volatility and Index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the securities included in the Index; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the Index.As shown in the chart below, the Fund would be expected to lose 6.1% if the Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Index’s return is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Index return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Index and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Index. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Index Correlation/Tracking Risk” below. The volatility of exchange traded securities or instruments that reflect the value of the Index may differ from the volatility of the Index.OneYearIndex200%OneYearIndexVolatility RateReturnReturn10%25%50%75%100%-60%-120%-84.2%-85.0%-87.5%-90.9%-94.1%-50%-100%-75.2%-76.5%-80.5%-85.8%-90.8%-40%-80%-64.4%-66.2%-72.0%-79.5%-86.8%-30%-60%-51.5%-54.0%-61.8%-72.1%-82.0%-20%-40%-36.6%-39.9%-50.2%-63.5%-76.5%-10%-20%-19.8%-23.9%-36.9%-53.8%-70.2%0%0%-1.0%-6.1%-22.1%-43.0%-63.2%10%20%19.8%13.7%-5.8%-31.1%-55.5%20%40%42.6%35.3%12.1%-18.0%-47.0%30%60%67.3%58.8%31.6%-3.7%-37.8%40%80%94.0%84.1%52.6%11.7%-27.9%50%100%122.8%111.4%75.2%28.2%-17.2%60%120%153.5%140.5%99.4%45.9%-5.8%The Index’s annualized historical volatility rate for the five year period ended December 31, 2021 was 27.71%. The Index’s highest volatility rate for any one calendar year during the five year period was 35.24% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 31, 2021 was 21.78%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the Index, such as swaps, may differ from the volatility of the Index.For information regarding the effects of volatility and Index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” in the Fund’s statutory prospectus, and “Leverage - Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.Leverage Risk — The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Index will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Index, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 50%. This would result in a total loss of an shareholder’s investment in one day even if the Index subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if the Index does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Index and may increase the volatility of the Fund.Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units in accordance with the Investment Company Act of 1940, as amended, until the Adviser determines that the requisite exposure to the Index is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund. The Fund may also change its investment objective by, for example, seeking to track an alternative index, or lowering its leverage multiple or the Fund could close.Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation and legal restrictions. The performance of a derivative may not track the performance of its reference asset for various reasons, including due to fees and other costs associated with it. Additionally, a swap on an ETF may not closely track the performance of the Index due to costs associated with trading ETFs such as an ETF’s premium or discount and the difference between its market price and its net asset value. If the Index has a dramatic intraday increase or decrease that causes a material change in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close the swap agreement with the Fund. In that event, the Fund may not be able to enter into another swap agreement or invest in other derivatives to achieve its investment objective. This may occur even if the Index reverses all or a portion of its intraday movement by the end of the day. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return.Counterparty Risk — A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.Rebalancing Risk — If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Index that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.Intra-Day Investment Risk - The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of the Index.If there is a significant intra-day market event and/or the securities of the Index experience a significant decrease, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Shares prior to the close of trading on the Exchange and incur significant losses.Daily Index Correlation Risk - There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Index is impacted by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Index increases on days when the Index is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, the Fund’s valuation methodology differing from the Index’s valuation methodology, accounting standards and their application to income items, disruptions, illiquidity or high volatility in the markets for the securities or derivatives held by the Fund, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) certain Index constituents. The Fund may not have investment exposure to all of the securities in the Index or its weighting of investment exposure to the securities may be different from that of the Index. The Fund may also invest in or have exposure to securities that are not included in the Index. The Fund may also invest directly in or use other investment companies, such as ETFs, as reference assets for derivative instruments which may reduce the Fund’s correlation to the Index’s daily leveraged performance because an investment company’s performance may differ from the index it tracks. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding periodic Index reconstitutions and other Index rebalancing events may also hinder the Fund’s ability to meet its daily leveraged investment objective.Other Investment Companies (including ETFs) Risk—The Fund may invest in another investment company, including an ETF, to pursue its investment objective. When investing in another investment company, including an ETF, the Fund becomes a shareholder of that investment company and as a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses of the Fund’s own operations. The Fund must rely on the other investment company to achieve its investment objective. Accordingly, if the other investment company fails to achieve its investment objective, the Fund’s performance will likely be adversely affected. To the extent that the Fund obtains exposure to another investment company, including an ETF, by entering into a derivative contract whose reference asset is the investment company, the Fund will not be a shareholder of the other investment company but will still be exposure to the risk that it may fail to achieve its investment objective and adversely impact the Fund. In addition, to the extent that the Fund invests in an investment company that is an ETF, it will be exposed to all of the risks associated with the ETF structure. Shares of ETFs are listed and traded on national stock exchanges, their shares may trade at a discount or a premium to an ETF’s net asset value which may result in an ETF’s market price being more or less than the value of the index that the ETF tracks especially during periods of market volatility or disruption. There may also be additional trading costs due to an ETF’s bid-ask spread, which may adversely affect the Fund’s performance.Passive Investment Risk — The Fund generally will not change its investment exposures, including by buying or selling securities or instruments, in response to market conditions. For example, the Fund generally will not sell an Index constituent due to a decline in its performance or to the prospects of an Index constituent, unless that constituent is removed from the Index with which the Fund seeks correlated performance.Market Risk — The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt the securities, swap or futures contract markets and adversely affect global economies, markets and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.If a market disruption or similar event occurs, making it not reasonably practicable for the Fund to dispose of its holdings or to determine its net asset value, the Fund could seek to limit or suspend purchases of creation units. Under such circumstances, the Fund’s shares could trade at a significant premium or discount to their net asset value or wide bid-ask spreads and the Fund could experience substantial redemptions, which may cause the Fund to sell portfolio holdings, experience increased transaction costs and make greater taxable distributions. The Fund may seek to change its investment objective by, for example, seeking to track an alternative index or changing its leverage multiplier. The Fund could liquidate all, or a portion of, its assets, which may be at unfavorable prices or the Fund may close.Mining and Metal Industry Risk - Mining and metal companies can be significantly affected by international political and economic developments, energy conservation, the success of exploration projects, commodity prices, taxes and government regulations. Investments in mining and metal industry companies may be speculative and subject to greater price volatility than investments in other types of companies. Increased environmental or labor costs may depress the value of mining and metal investments. In addition, changes in international monetary policies or economic and political conditions can affect the supply of gold and precious metals, and consequently the value of mining and metal company investments. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions.Materials Sector Risk — Companies in the materials sector could be adversely affected by commodity price volatility, exchange rate fluctuations, import controls and increased competition. The production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns. Companies in the materials sector also are at risk for environmental damage and product liability claims, and may be materially affected by depletion of resources, technical progress, labor relations, political and social unrest, and governmental regulations.Large-Capitalization Company Risk — Large-capitalization companies may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.Small- and/or Mid-Capitalization Company Risk —Small- and mid-capitalization companies often have narrower markets for their goods and/or services, less stable earnings, and more limited managerial and financial resources and often have limited product lines, services, markets, financial resources or are dependent on a small management group. Because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund resulting in more volatile performance. These companies may face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.Chinese Securities Risks — Although the economy of China has been in a state of transition from a government-planned socialist economy to a more market-oriented economy since the 1970s, the level of government involvement in China’s economy continues to distinguish it from other global markets as the majority of productive assets in China are owned (at different levels) by the People’s Republic of China (“China” or the “PRC”) government. Due to PRC government economic reforms during the last 30 years, China’s economy, as reflected in the value of Chinese issuers, has experienced significant growth. There can be no assurance, however, that the PRC government will continue to pursue such reforms.Laws and regulations in China are less well-developed and may not be enforced, and court decisions do not establish binding precedent. In addition, laws and regulations may change with little or no advance notice. Accordingly, there is little assurance about the effect of laws and regulations, including those regarding foreign investment in Chinese securities through Stock Connect. The PRC government strictly regulates foreign currency transactions, effectively controlling the flow of capital into and out of China.The Chinese economy is export-driven and highly reliant on trade. China’s maintenance of relationships with its primary trading partners, such as the U.S., Japan and South Korea, is critical to the Chinese economy. Recent strains in its relations with the U.S. have raised concerns about tariffs and trade restrictions that could adversely impact China. An economic slowdown or recession in countries that import significant goods from China would likely adversely impact China and Chinese issuers.Inflation has historically been an issue in China, and the taxation of investments in China remains unsettled. Chinese issuers and the Fund, as an investor in such issuers, could be subject to retroactive taxation. There also remains a risk that assets or investments in China will be nationalized or expropriated.China’s securities markets can be more volatile than other global markets and issuers in them are not typically required to provide the same amount or quality of information, including financial information, as U.S. companies. Investors who are harmed as a result of the lack of (quality) information about Chinese issuers will generally have little to no recourse due to the lack of remedies available in China, and the difficulty of pursuing and enforcing remedies.All of these reasons may also cause the underlying fund that the Fund utilizes to meet its investment objective to decline in value and result in the underlying fund limiting or suspending the purchase or redemption of its shares, leading to the Fund purchasing or selling its holdings under the underlying fund at a premium or discount or may impact the Fund’s ability to achieves its investment objective.Special Risk Considerations Relating to Stock Connect Program - The Stock Connect Program is subject to daily and aggregate quota limitations, and an investor cannot purchase and sell the same security on the same trading day, which may restrict the other funds’ or counterparties’ ability to invest in A-Shares through the Stock Connect Program and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the participating exchanges located outside of mainland China are not active, with the result that prices of A-Shares may fluctuate at times when the other ETFs or counterparties are unable to add to or exit their positions. Only certain A-Shares are eligible to be accessed through the Stock Connect Program. Such securities may lose their eligibility at any time, in which case they may no longer be able to be purchased or sold through the Stock Connect Program. Because the Stock Connect Program is still evolving, the actual effect on the market for trading A-Shares with the introduction of large numbers of foreign investors is still relatively unknown. Further, regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the program. There is no guarantee that the participating exchanges will continue to support the Stock Connect Program in the future.Investments in China A-Shares may not be covered by the securities investor protection programs of either exchange and, without the protection of such programs, will be subject to the risk of default by the broker. Because of the way in which A-Shares are held in the Stock Connect Program, the a fund or counterparty may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security, and may suffer losses in the event the depository of the Shanghai or Shenzhen Stock Exchange becomes insolvent. Currently, foreign investors are exempt from paying capital gains or value-added taxes on income and gains from purchases and sales of securities through Stock Connect, however, these rules could change, which could result in unexpected tax liabilities for other ETFs in which the Fund invests or Fund counterparties, which could result in additional tracking error or costs for the Fund.Special Risk Considerations Relating to RQFII and QFII Investments Risk - The Fund’s ability to achieve its investment objective may depend in part on the ability of other ETFs in which the Fund invests or Fund counterparties to obtain their QFII or RQFII quota to the extent that their investment strategy depends on such quota. The Fund cannot predict what would occur if general QFII or RQFII quotas were reduced or eliminated. Either circumstance would likely have a material adverse impact on the Fund by adversely affecting the willingness and ability of potential swap counterparties to engage in swaps with the Fund that are linked to the performance of A-shares. Additionally, ETFs in which the Fund invests may limit or suspend creation unit activity and could trade at a significant premium or discount or invest in securities that are not in the Index, impacting the Fund’s ability to obtain exposure to the Index and the Fund’s ability to achieve its investment objective.Presently, there are a limited number of firms and potential counterparties that have RQFII or QFII status or are willing and able to enter into swap transactions linked to the performance of A-shares and if the Fund is unable to obtain sufficient leveraged exposure to the Index the Fund may not achieve its investment objective.On May 7, 2020, the People’s Bank of China (“PBOC”) and China’s State Administration of Foreign Exchange (“SAFE”) jointly issued regulations that were effective June 7, 2020, which among other changes, removed the QFII and RQFII quota restrictions. However, this is a relatively new development and there is no guarantee that quotas will continue to be relaxed.Australian Securities Risk — Securities of issuers located in Australia may be subject to regulatory, political, currency, security, environmental, and economic risk specific to Australia. The Australian economy is heavily dependent on exports from the agricultural and mining sectors. As a result, the Australian economy is susceptible to fluctuations in the commodity markets. The Australian economy is also becoming increasingly dependent on its growing services industry. The Australian economy is dependent on trading with key trading partners, including the United States, China, Japan, Singapore and certain European countries. Reduction in spending on Australian products and services, or changes in any of the economies, may cause an adverse impact on the Australian economy. Additionally, Australia is located in a part of the world that has historically been prone to natural disasters, such as hurricanes and droughts, and is economically sensitive to environmental events. Any such event may adversely impact the Australian economy, causing an adverse impact on the value of the Fund.Depositary Receipt Risk — To the extent the Fund invests in, and/or has exposure to, foreign companies, the Fund’s investment may be in the form of depositary receipts or other securities convertible into securities of foreign issuers including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). Such investments continue to be subject to most of the risks associated with investing directly in foreign securities, including political and exchange rate risks.Foreign Securities Risk — Investing in, and/or having exposure to, foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. Additionally, the Fund may be impacted by a limitation on foreign ownership of securities, the imposition of withholding or other taxes, restrictions on the repatriation of cash or other assets, higher transaction and custody costs, delays in the settlement of securities, difficulties in enforcing contractual obligations and lower levels of regulation in the securities markets.International Closed-Market Trading Risk— Because the Fund may invest in, and/or have exposure to, securities that are traded in markets that are closed when the NYSE Arca, Inc. is open, there are likely to be deviations between its current value and its last sale price. As a result, premiums or discounts to net asset value may develop in share prices. Additionally, the performance of the Fund may vary from the performance of the Index.Index Strategy Risk —The Fund is linked to an Index maintained by a third party provider unaffiliated with the Fund (the “Index Provider”) that exercises complete control over the Index. The Index Provider may delay or add a rebalance date, which may adversely impact the performance of the Fund and its correlation to the Index. In addition, there is no guarantee that the methodology used by the Index Provider to identify constituents for the Index will achieve its intended result or positive performance. The Index relies on various sources of information to assess the potential constituents of the Index, including information that may be based on assumptions or estimates. There is no assurance that the sources of information are reliable, and the Adviser does not assess the due diligence conducted by the Index Provider with respect to the data it uses or the Index construction and computation processes. The Fund's daily performance may deviate from a multiple of the daily return of the Index due to legal restrictions or limitations, certain listing standards of the Fund's Exchange, a lack of liquidity of the securities in the Index, potential adverse tax consequences or other regulatory reasons (diversification requirements). Errors in Index data, Index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and/or corrected for a period of time or at all, which may have an adverse impact on the Fund.Liquidity Risk — Holdings of the Fund, including derivatives, may be difficult to buy or sell or be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the index. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Index value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the securities of the Index. Under such circumstances, the market for securities of the Index may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of the securities of the Index and may impact the ability of the Fund to achieve its investment objective.In certain cases, the market for certain securities in the Index and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of the securities and correlated derivative instruments.Early Close/Trading Halt Risk — An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with the Index and may incur substantial losses. If there is a significant intra-day market event and/or the securities of the Index experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the NYSE Arca, Inc. and incur significant losses.Equity Securities Risk — Investments in, and/or exposure to, publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.High Portfolio Turnover Risk - Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on such exchanges as the NYSE Arca, Inc., could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.Non-Diversification Risk — The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. Its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified fund.Securities Lending Risk— Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities, a decline in the value of any investments made with cash collateral, or a “gap” between the return on cash collateral reinvestments and any fees the Fund has agreed to pay a borrower. These events could also trigger adverse tax consequences for the Fund.Special Risks of Exchange-Traded FundsAbsence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.Market Price Variance Risk. Fund Shares can be bought and sold in the secondary market at market prices, which may be higher or lower than the net asset value of a Fund. When Shares trade at a price greater than net asset value, they are said to trade at a “premium.” When they trade at a price less than net asset value, they are said to trade at a “discount.” The market price of Shares fluctuates based on changes in the value of the Fund’s holdings and on the supply and demand for Shares. The market price of Shares may vary significantly from a Fund’s net asset value especially during times of market volatility. Further, to the extent that exchange specialists, market makers, Authorized Participants, or other market participants are unavailable or unable to trade the Fund’s Shares and/or create or redeem Creation Units premiums or discounts may increase.Trading Cost Risk. When buying or selling shares of the Fund in the secondary market, you will likely incur brokerage commission or other charges. In addition, you may incur the cost of the “spread” also known as the bid-ask spread, which is the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The bid-ask spread varies over time based on, among other things, trading volume, market liquidity and market volatility. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments due to the associated trading costs.Exchange Trading Risk. Trading in Shares on their listing exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in Shares inadvisable, such as extraordinary market volatility. Also, there is no assurance that Shares will continue to meet the listing requirements of the exchange and Shares may be delisted. Like other listed securities, Shares of the Fund may be sold short, and short positions in Shares may place downward pressure on their market price.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk —  The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. Its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No prior investment performance is provided for the Fund because it had not commenced operations prior to the date of this Prospectus. Upon commencement of operations, updated performance will be available on the Fund’s website at www.direxion.com/etfs?producttab=performance or by calling the Fund toll-free at (866) 476-7523.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No prior investment performance is provided for the Fund because it had not commenced operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 476-7523
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.direxion.com/etfs?producttab=performance
Direxion Daily Rare Earth_Strategic Metals Bull 2X Shares | Direxion Daily Rare Earth_Strategic Metals Bull 2X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_OtherExpensesOverAssets	0.22%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Expense Cap/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	rr_NetExpensesOverAssets	1.07%
1 Year	rr_ExpenseExampleYear01	$ 109
3 Years	rr_ExpenseExampleYear03	$ 345

[1]	Estimated for the Fund's current fiscal year.
[2]	Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2023, to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.95% of the Fund’s average daily net assets (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses).Any expense waiver or reimbursement is subject to recoupment by the Adviser within the three years after the expense was waived/reimbursed only if Total Annual Fund Operating Expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time the expense was waived/reimbursed.